Document and Entity Information	9 Months Ended
Sep. 29, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 29, 2013
Trading Symbol	PF
Entity Registrant Name	Pinnacle Foods Inc.
Entity Central Index Key	0001564822
Entity Filer Category	Non-accelerated Filer